Basis of Presentation and Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated life of assets	25 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated life of assets	40 years
Building Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated life of assets	5 years
Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated life of assets	20 years
Land Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated life of assets	15 years
Land Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated life of assets	25 years